Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent events
28	Subsequent events

(a)Issue of class B ordinary shares to and strategic cooperation with a new investor

Pursuant to the share subscription agreement entered into between (i) Baozun Inc. ("Baozun"), a brand e-commerce service provider in the PRC, and (ii) the Company, Baozun has subscribed for 649,349 newly issued Class B ordinary shares of the Company at an aggregate subscription price of approximately US$17,223. Concurrently with the issuance of the Issued Class B Shares by iClick, Mr. Wing Hong Sammy Hsieh and Mr. Jian Tang, the current beneficial owners of Class B ordinary shares of the Company, have converted 435,530 Class B ordinary shares into Class A ordinary shares. Upon closing of the transactions on January 26, 2021, the total issued and outstanding number of Class B ordinary shares of the Company was 5,034,427.

In addition, Baozun entered into a share purchase agreement with an existing shareholder of the Company, pursuant to which Baozun purchased from such existing shareholder of the Company 2,471,468 American Depositary Shares (“ADSs”) at an aggregate purchase price of approximately US$32,777, subject to customary settlement of the ADSs. After the closing of the above transactions, Baozun beneficially owns approximately 4% of the Company’s total outstanding shares, representing approximately 10% total voting equity of iClick.

As part of the transactions, Baozun and the Company have also entered into a strategic cooperation framework agreement, pursuant to which Baozun will provide online operation and infrastructure services to customers while the Company will provide SaaS-based IT and system solutions for customers' e-commerce infrastructure establishment.

28	Subsequent events (Continued)

(b)Acquisition of a marketing platform

The Company is in the process of completing an acquisition of a PRC-based marketing platform providing WeChat-based CRM, e-commerce and marketing software-as-a-service ("SaaS") solutions to facilitate the growth of the Company’s enterprise solutions segment. The amount of consideration has not been finalized and the transaction is expected to be completed in the first half of 2021.